Income Taxes - Schedule of Income Before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Domestic												$ (401,741)	$ 76,957	$ 176,075
Foreign												(41,418)	275,522	81,433
Income (loss) before income taxes	$ (55,918)	$ (519,773)	$ (72,266)	$ 77,177	$ 71,703	$ 153,584	$ 69,445	$ 74,158	$ 55,292	$ (589)	$ 76,614	$ (443,159)	$ 352,479	$ 257,508